CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 167,078	$ 232,354	$ 331,113
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	10,812	(18,617)	541
Unrealized loss on derivative instruments, net	(2,173)	0	0
Comprehensive income	$ 175,717	$ 213,737	$ 331,654